Financial Instruments Risk - Liquidity Risk Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)	[1]	Jun. 30, 2022 CAD ($)	[1]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 113,439		$ 234,942		$ 437,807
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	113,400
Shelf Prospectus, amount allowed		$ 650.0
Shelf Prospectus, amount allowed for warrant exercises	225,300
Shelf Prospectus, amount allowed for new issuances	$ 396,400
Shelf Prospectus, effective period	25 months
Liquidity risk | Self-Insurance Policy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Restricted cash	$ 61,400

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).